Fees Summary	Aug. 08, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 8,007,687.77
Previously Paid Amount	0
Total Fee Amount	1,225.98
Total Offset Amount	0
Net Fee	$ 1,225.98